Financial Instruments - Summary of Financial Instruments Carried at Fair Value (Detail) - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Level 1 [Member]
Disclosure Of Financial Instruments [Line Items]
Total Assets	$ 149	$ 68
Level 3 [Member]
Disclosure Of Financial Instruments [Line Items]
Total Assets	1,043	3,864
Other liabilities (related to business combination)	9,368	10,075
Total Liabilities	9,368	10,075
Financial assets measured at FVOCI [Member] | Level 3 [Member]
Disclosure Of Financial Instruments [Line Items]
Other investments	452	452
FVTPL [Member] | Level 1 [Member]
Disclosure Of Financial Instruments [Line Items]
Other investments - other securities	149	68
FVTPL [Member] | Level 3 [Member]
Disclosure Of Financial Instruments [Line Items]
Other investments - equity securities	591	3,412
Fair value [Member]
Disclosure Of Financial Instruments [Line Items]
Total Assets	1,192	3,932
Other liabilities (related to business combination)	9,368	10,075
Total Liabilities	9,368	10,075
Fair value [Member] | Financial assets measured at FVOCI [Member]
Disclosure Of Financial Instruments [Line Items]
Other investments	452	452
Fair value [Member] | FVTPL [Member]
Disclosure Of Financial Instruments [Line Items]
Other investments - equity securities	591	3,412
Other investments - other securities	$ 149	$ 68